Principal Accounting Policies - Schedule Of Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation (Detail) - Available for sale debt securities [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments as at December 31, 2020 and 2021	$ 5,196	$ 0
New addition		5,000
Interest income and change in fair value of the investments	(887)	196
Fair value of Level 3 investments as at December 31, 2021 and 2022	$ 4,309	$ 5,196